Fair Value of Assets & Liabilities (Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 20,881	$ 24,269
Fair value carrying amount less aggregate unpaid principal - Total loans	(8,874)	(10,993)
Nonaccrual loans	5,783	6,775
Fair value carrying amount less aggregate unpaid principal - Nonaccrual loans	(5,098)	(6,135)
Loans 90 days or more past due and still accruing	0	211
Fair value carrying amount less aggregate unpaid principal - Loans 90 days or more past due and still accruing	0	(120)
Aggregate unpaid principal
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	29,755	35,262
Nonaccrual loans	10,881	12,910
Loans 90 days or more past due and still accruing	$ 0	$ 331